Changes in the Accretable Yield for the Acquired Loans in the Westernbank FDIC-Assisted Transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accretable yield
Beginning Balance	$ 1,331,108	$ 0
Additions	0	1,538,059
Accretion	(352,401)	(206,951)
Reclassifications from nonaccretable balance	491,552	0
Ending Balance	1,470,259	1,331,108
Carrying amount of loans
Beginning Balance	4,539,928	0
Additions	0	4,909,647
Accretion	352,401	206,951
Collections	(855,858)	(576,670)
Ending Balance	4,036,471	4,539,928
Less: Allowance for loan losses	(83,477)	0
Carrying amount, net of allowance	3,952,994	4,539,928
Non-credit Impaired Loans
Accretable yield
Beginning Balance	1,307,927	0
Additions	0	1,487,634
Accretion	(271,760)	(179,707)
Reclassifications from nonaccretable balance	392,597	0
Ending Balance	1,428,764	1,307,927
Carrying amount of loans
Beginning Balance	3,894,379	0
Additions	0	4,212,857
Accretion	271,760	179,707
Collections	(719,688)	(498,185)
Ending Balance	3,446,451	3,894,379
Less: Allowance for loan losses	(62,951)	0
Carrying amount, net of allowance	3,383,500	3,894,379
Credit Impaired Loans
Accretable yield
Beginning Balance	23,181	0
Additions	0	50,425
Accretion	(80,641)	(27,244)
Reclassifications from nonaccretable balance	98,955	0
Ending Balance	41,495	23,181
Carrying amount of loans
Beginning Balance	645,549	0
Additions	0	696,790
Accretion	80,641	27,244
Collections	(136,170)	(78,485)
Ending Balance	590,020	645,549
Less: Allowance for loan losses	(20,526)	0
Carrying amount, net of allowance	$ 569,494	$ 645,549